COMMITMENTS AND CONTINGENCIES - Subscription Agreement (Details)	Jun. 15, 2023	Sep. 04, 2022 USD ($)	Jul. 30, 2022 USD ($)	Jan. 18, 2022 USD ($) item	Dec. 31, 2021 USD ($)
OCM
COMMITMENTS AND CONTINGENCIES
Percentage of termination fee		0.60%	3.50%
Aggregate principal amount		$ 1,100,000	$ 7,000,000.0
Amount agreed to pay in terms of fees and expenses		$ 1,200,000
Threshold period for payment of termination fee		6 months
Accrued interest rate for termination fees and other fees and expenses (in percent)		20.00%
OCM | Subsequent event
COMMITMENTS AND CONTINGENCIES
Percentage of termination fee	3.50%
Accrued interest rate for termination fees and other fees and expenses (in percent)	20.00%
Subscription Agreement | OCM
COMMITMENTS AND CONTINGENCIES
Aggregate purchase price				$ 175,000,000
Number of directors to be appointed | item				2
Percentage of aggregate principal amount of no longer holds or control notes				50.00%
Subscription Agreement | OCM | 15.5% convertible notes
COMMITMENTS AND CONTINGENCIES
Interest rate				15.50%
Tempo Holdings Llc [Member] | Subscription Agreement
COMMITMENTS AND CONTINGENCIES
Aggregate purchase price				$ 175,000,000
Interest rate				13.00%
Percentage of termination fee		0.60%
Aggregate principal amount		$ 1,100,000
Amount agreed to pay in terms of fees and expenses		$ 1,200,000
Threshold period for payment of termination fee		6 months
Accrued interest rate for termination fees and other fees and expenses (in percent)		20.00%
PIPE Investment Under Subscription Agreement [Member]
COMMITMENTS AND CONTINGENCIES
Aggregate purchase price					$ 82,000,000
Tor Asia Credit Opportunity Master Fund Ii Lp | Subscription Agreement
COMMITMENTS AND CONTINGENCIES
Aggregate purchase price				$ 25,000,000
Interest rate				13.00%
Tor Asia Credit Opportunity Master Fund Ii Lp | Subscription Agreement | 15.5% convertible notes
COMMITMENTS AND CONTINGENCIES
Interest rate				15.50%